PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5	-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2022	2021
Cost:

Computers and electronic equipment	11	6
Capitalization of website development costs	55	34
	66	40
Accumulated depreciation:
Computers and electronic equipment	(4)	(1)
Capitalization of website development costs	(12)	(3)
	(16)	(4)

Depreciated cost	50	36

Depreciation expense for the years ended December 31, 2022 and 2021 were $12 thousands, and $3 respectively.